General Information	12 Months Ended
Dec. 31, 2024
Disclosure Of General Information About Reporting Entity [Abstract]
General Information	General Information
Prenetics Global Limited (the “Company”), is a company limited by shares incorporated in Cayman Islands.
The Company and its subsidiaries (collectively, the “Group”) is a leading global consumer health company focused on empowering individuals to take control of their health through innovative, science-backed solutions. The mission of the Group is to decentralize and democratize healthcare by delivering accessible, personalized, and preventive health products.
In the Prevention segment, the Group delivers advanced diagnostic services, including genetic testing (under the CircleDNA brand), utilizing whole exome sequencing technology.
In the Diagnostics segment, the Group provides precision oncology services for cancer treatment selection.
The Group also offers Consumer Health solutions through IM8, as well as distribution of sports nutrition products under the Europa brand, promoting healthy lifestyles.
The Group remains focused on research and development initiatives to drive innovation and support its mission of advancing health outcomes across both prevention, diagnostics and consumer health markets.
The Company was formed to facilitate the public listing and additional capitalization (referred to collectively as the “Reverse Recapitalization”) of Prenetics Holding Company Limited, (“PHCL”) and its subsidiaries (the “PHCL Group”). The Reverse Recapitalization (see note 31) was effectuated by:
•a special purpose acquisition company (“SPAC”) Artisan Acquisition Corp. (“Artisan”), incorporated in the Cayman Islands and listed on the Nasdaq Stock Market (“NASDAQ”), merging on May 17, 2022 with AAC Merger Limited, incorporated in the Cayman Islands and a directly wholly-owned subsidiary of the Company; with AAC Merger Limited surviving and remaining as a wholly-owned subsidiary of the Company (“Initial Merger”);
•PGL Merger Limited, incorporated in the Cayman Islands and a directly wholly-owned subsidiary of the Company, merging with PHCL on May 18, 2022; with PHCL surviving and becoming a wholly-owned subsidiary of the Company (“Acquisition Merger”);
•additional capitalization by way of issuing the Company’s shares to certain third-party investors (“PIPE Investors”) on May 18, 2022, pursuant to investment commitments in subscribing and purchasing for the Class A Ordinary Shares of the Company, concurrently with the execution of the Acquisition Merger; and
•the Company becoming a publicly traded company on NASDAQ on May 18, 2022.
The Reverse Recapitalization completed in May 2022 has been accounted for with reference to the principles of reverse acquisitions in IFRS 3, Business combinations, (“IFRS 3”) with PHCL being the accounting acquirer and Artisan the accounting acquiree. Accordingly, these consolidated financial statements have been presented as a continuation of the consolidated financial information of the PHCL Group, except for the capital structure (see note 31).
On December 30, 2022, the Group acquired 74.39% of the issued share capital of ACT Genomics Holdings Company Limited (“ACT Genomics”), and obtained control of ACT Genomics (the "ACT Acquisition"). ACT Genomics is an innovation-driven cancer solution provider, which specializing in precision oncology, and qualifies as a business as defined in IFRS 3 (see note 34(A)).
On July 20, 2023, the Group acquired 50% shareholdings of an equity-accounted investee, Insighta Holdings Limited ("Insighta"). On October 14, 2024, the Group’s shareholding in Insighta was reduced to 35% following the disposal of 15% shareholdings with consideration of $30 million to a third party. Details of the interests in equity-accounted investees are included in note 15.
On August 9, 2024, the Group fully acquired the issued units of Europa Partners Holdings Limited (“Europa”), and obtained 100% shareholdings in Europa. Europa is a consumer health and wellness products distributor, which specializing in sports distribution, and qualifies as a business as defined in IFRS 3 (see note 34(B)).
These consolidated financial statements are presented in United States dollars (“USD”), which is the Company’s functional currency.